Cash Distributions And Earnings Per Unit	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Text Block]

NOTE 19 -	CASH DISTRIBUTIONS AND EARNINGS PER UNIT

   The partnership agreement of Navios Partners requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations. The amount of the minimum quarterly distribution is $0.35 per unit or $1.40 unit per year and are made in the following manner, during the subordination period:

•	First, 98% to the holders of common units and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.35 plus any arrearages from previous quarters;

•	Second, 98% to the holders of subordinated units and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.35; and

•	Third, 98% to all unitholders, pro rata, and 2% to General Partner, until each unit has received an aggregate amount of $0.4025

  Thereafter there is incentive distribution rights held by the General Partner, which are analyzed as follows:

		Marginal Percentage Interest in Distributions
		Common and
	Total Quarterly Distribution	Subordinated	General
	Target Amount	Unitholders	Partner

Minimum Quarterly Distribution	$0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

  On January 21, 2011, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2010 of $0.43 per unit. The distribution was paid on February 14, 2011 to all holders of record of common, subordinated and general partner units (not including holders of subordinated Series A units) on February 9, 2011. The aggregate amount of the declared distribution was $21,901.
  On April 18, 2011, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2011 of $0.43 per unit. The distribution was paid on May 11, 2011 to all holders of record of common, subordinated and general partner units (not including holders of subordinated Series A units) on May 5, 2011. The aggregate amount of the declared distribution was $23,939.
  On July 25, 2011, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2011 of $0.44 per unit. The distribution was paid on August 11, 2011 to all holders of record of common, subordinated and general partner units (not including holders of subordinated Series A units) on August 5, 2011. The aggregate amount of the declared distribution was $24,829.
  On October 21, 2011, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended September 30, 2011 of $0.44 per unit. The distribution was paid on November 11, 2011 to all holders of record of common, subordinated and general partner units (not including holders of subordinated Series A units) on November 8, 2011. The aggregate amount of the declared distribution was $24,829.

   Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners' partnership agreement. Basic earnings net income per unit is determined by dividing net income by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated in the same manner as net income per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. There were no options or phantom units outstanding during the years ended December 31, 2011, 2010 and 2009.

  The General Partner's interest in net income is calculated as if all net income for the year was distributed according to the terms of Navios Partners partnership agreement, regardless of whether those earnings would or could be distributed. Navios Partners partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by Navios Partners' board of directors to provide for the proper conduct of Navios Partners' business including reserves for maintenance and replacement capital expenditure and anticipated credit needs.

            The calculations of the basic and diluted earnings per unit are presented below.

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009

Net income	$65,335	$60,511	$34,322
Earnings attributable to:
Common unit holders	60,506	50,823	25,277
Subordinated unit holders	3,522	8,465	8,321
General partner unit holders	1,307	1,223	724
Subordinated Series A unit holders	—	—	—
Weighted average units outstanding (basic and diluted)
Common unit holders	45,409,807	33,714,905	17,174,185
Subordinated unit holders	7,621,843	7,621,843	7,621,843
General partner unit holders	1,102,689	864,017	516,441
Subordinated Series A unit holders	1,000,000	1,000,000	1,000,000
Earnings per unit (basic and diluted):
Common unit holders	$1.33	$1.51	$1.47
Subordinated unit holders	$0.46	$1.11	$1.09
General partner unit holders	$1.19	$1.42	$1.40
Earnings per unit — distributed (basic and diluted):
Common unit holders	$1.76	$1.76	$1.87
Subordinated unit holders	$1.75	$1.69	$1.61
General partner unit holders	$2.90	$2.35	$1.91
Loss per unit - undistributed (basic and diluted):
Common unit holders	$(0.43)	$(0.25)	$(0.40)
Subordinated unit holders	$(1.29)	$(0.58)	$(0.52)
General partner unit holders	$(1.71)	$(0.93)	$(0.51)